Income Taxes (Details) - Schedule of effective income tax rate reconciliation	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory Federal Income Tax Rate	21.00%	0.70%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit			2.80%	2.70%	5.00%
Debt discount and interest limitation			(10.10%)	1.70%	0.00%
In-process research and development			0.00%	0.00%	(11.00%)
Return to provision adjustments and carryback			2.70%	(11.20%)	0.00%
Others			(1.60%)	(0.80%)	(0.80%)
Change in valuation allowance			(14.80%)	(13.20%)	(14.20%)
Income Tax Benefit	0.70%	0.02%	0.00%	0.20%	0.00%